Contract liabilities and other advances - Movement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 46,321	£ 10,306
Additions	86,415	46,637
Acquired as part of acquisition		300
Recognised in the income statement	(34,764)	(10,917)
Foreign exchange	10	(5)
Contract liabilities and other advances, end of period	97,982	46,321
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	1,889	2,336
Additions	715	1,198
Acquired as part of acquisition		114
Recognised in the income statement	(1,648)	(1,757)
Foreign exchange	3	(2)
Contract liabilities and other advances, end of period	959	1,889
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	28,946	7,970
Additions	85,700	29,186
Acquired as part of acquisition		186
Recognised in the income statement	(26,769)	(8,393)
Foreign exchange	7	(3)
Contract liabilities and other advances, end of period	87,884	28,946
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	15,486	0
Additions	0	16,253
Acquired as part of acquisition		0
Recognised in the income statement	(6,347)	(767)
Foreign exchange	0	0
Contract liabilities and other advances, end of period	£ 9,139	£ 15,486